UNITED SPIRITS INC (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance Sheets:
Cash and cash equivalents	$ 916,686	$ 162,517	$ 263,638	$ 191,463	$ 1,237,432
Right-of-use asset	114,440		136,836	0
Total assets	3,067,333		2,568,021	563,239
Accounts payable and accrued expense	1,698,492		1,852,563	1,311,475
Loans payable to officer and affiliated entity	29,744		45,131	28,091
Operating lease liability	118,229	0	140,129
Total liabilities	1,861,465		2,077,823	3,600,605
Noncontrolling interest in VIE	(1,114,029)		(1,039,851)	(615,300)
Total liabilities and stockholders? deficiency	3,067,333		2,568,021	563,239
Statements of operations:
Royalty expense	15,964	75,188	198,002	33,664
Officers' compensation	103,750	185,750	497,000	341,250
Total operating expenses	1,065,558	1,022,842	3,807,111	2,500,216
Net income (loss)	(837,920)	(672,667)	(2,906,698)	(4,157,254)
Common Stock [Member]
Balance Sheets:
Cash and cash equivalents				38,793
Intercompany receivable from Iconic (A)				204,461
Right-of-use asset				0
Total assets				243,254
Accounts payable and accrued expense				11,338
Loans payable to officer and affiliated entity				71,037
Intercompany payable to Bellissima (A)				335,257
Intercompany payable to BiVi (A)				56,855
Operating lease liability				0
Total liabilities				474,487
Noncontrolling interest in VIE				(231,333)
Total liabilities and stockholders? deficiency				243,254
Statements of operations:
Intercompany distribution income (A)			13,418	12,242
Royalty expense			127,500	65,000
Officers' compensation			82,000	30,000
Other operating expenses ? net			46,069	8,266
Total operating expenses			255,569	103,266
Net income (loss)			(242,151)	$ (91,024)
United Spirits Inc [Member]
Balance Sheets:
Cash and cash equivalents	647,742		130,454
Intercompany receivable from Iconic (A)	0		56,495
Right-of-use asset	42,794		54,955
Total assets	690,536		241,904
Accounts payable and accrued expense	190,321		187,658
Loans payable to officer and affiliated entity	72,692		88,077
Intercompany payable to Iconic (A)	3,200
Intercompany payable to Bellissima (A)	794,156		317,722
Intercompany payable to BiVi (A)	66,876		66,876
Operating lease liability	42,794		54,955
Total liabilities	1,170,039		715,288
Noncontrolling interest in VIE	(479,503)		(473,384)
Total liabilities and stockholders? deficiency	690,536		$ 241,904
Statements of operations:
Intercompany distribution income (A)	3,125	2,075
Royalty expense	0	63,750
Officers' compensation	0	82,000
Other operating expenses ? net	9,245	9,028
Total operating expenses	9,245	154,778
Net income (loss)	$ (6,120)	$ (152,703)